Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of segment reporting

Management currently identifies three operating segments (see Note 3.4). Management monitors the performance of these operating segments as well as deciding on the allocation of resources to them. Segmental performance is monitored using adjusted segment operating results.

	For the year ended 2023
	Publishing	Direct	Reseller	Total
Revenue
From external customers	1,185,384	1,961,396	2,229,913	5,376,693
Segment revenue	1,185,384	1,961,396	2,229,913	5,376,693

Technology expense	(92,295)	(10,254)	(8,088)	(110,637)
Employee benefit expense	(111,538)	(134,140)	(524,023)	(769,701)
Occupancy expense	(1,573)	(1,036)	(1,189)	(3,798)
Advertising expense	(6,971)	(21,162)	(74,848)	(102,981)
Consultancy expense	-	(413)	-	(413)
Depreciation and amortisation	(255,848)	(219,026)	(26,378)	(501,252)
Impairment of financial assets	(10,958)	(217,739)	(66,566)	(295,263)
Other expenses	(2,358)	(18,774)	(21,791)	(42,923)

Segment operating profit/(loss)	703,843	1,338,852	1,507,030	3,549,725
Segment assets	171,697	910,175	429,998	1,511,870
Segment liabilities	(96,766)	(191,014)	(238,981)	(526,761)

	For the year ended 2022
	Publishing	Direct	Reseller	Total
Revenue
From external customers	964,450	1,328,403	1,929,836	4,222,689
Segment revenue	964,450	1,328,403	1,929,836	4,222,689

Technology expense	(77,974)	(13,724)	-	(91,698)
Employee benefit expense	(211,891)	(516,520)	(786,560)	(1,514,971)
Occupancy expense	(3,069)	(2,646)	(857)	(6,572)
Advertising expense	(31,210)	(2,048)	-	(33,258)
Consultancy expense	(364)	(245)	-	(609)
Depreciation and amortisation	(256,021)	(197,884)	-	(453,905)
Impairment of financial assets	(16,853)	(187,398)	(172,355)	(376,606)
Other expenses	758	(1,253)	(20,089)	(20,584)

Segment operating profit/(loss)	367,826	406,685	949,975	1,724,486
Segment assets	589,390	1,069,196	383,032	2,041,618
Segment liabilities	(108,326)	(226,382)	(229,737)	(564,445)

	For the year ended 2021
	Publishing	Direct	Reseller	Total
Revenue
From external customers	779,430	1,183,025	228,970	2,191,425
Segment revenue	779,430	1,183,025	228,970	2,191,425

Technology expense	(225,324)	(12,724)	(376)	(238,424)
Employee benefit expense	(407,876)	(359,082)	(209,251)	(976,209)
Occupancy expense	(1,857)	(15,807)	-	(17,664)
Advertising expense	(659)	(46,734)	-	(47,393)
Consultancy expense	-	-	-	-
Depreciation and amortisation	(198,578)	(143,468)	(10,544)	(352,590)
Impairment of financial assets	-	-	-	-
Other expenses	(294)	(625)	(1,379)	(2,298)

Segment operating profit/(loss)	(55,158)	604,585	7,420	556,847
Segment assets	1,654,054	151,460	85,889	1,891,403
Segment liabilities	(382,104)	(212,644)	(43,251)	(637,999)

The totals presented for the Group’s operating segments reconcile to the key financial figures as presented in its financial statements as follows:

	Consolidated Group
	2023 A$	2022 A$	2021 A$
Revenue
Total reportable segment revenue	5,376,693	4,222,689	2,191,425
Segment operating profit	3,549,725	1,724,486	556,847
Other income not allocated	423,775	495,457	290,900
Research and development incentives	569,718	803,042	497,358
Research and development costs	-	-	(761,140)
Technology expenses not allocated	(1,608,337)	(1,713,734)	(48,750)
Employee benefits expenses not allocated	(4,497,545)	(2,896,954)	(986,580)
Occupancy expenses not allocated	(109,774)	(59,793)	(34,555)
Advertising expenses not allocated	(215,511)	(380,754)	(20,182)
Consultancy expenses not allocated	(874,225)	(1,690,935)	(240,928)
Depreciation and amortisation not allocated	(853,917)	(398,456)	(44,916)
Impairment of financial assets not allocated	-	-	(14,690)
Other expenses not allocated	(170,128)	(224,496)	(130,217)
Group operating loss	(3,786,219)	(4,342,137)	(936,853)
Finance costs	(105,367)	(748,190)	(58,913)
Group loss before tax	(3,891,586)	(5,090,327)	(995,766)

	Consolidated Group
	2023 A$	2022 A$
Assets
Total reportable segment assets	1,511,870	2,041,618
Cash and cash equivalents	3,174,700	4,083,734
R&D tax incentive and other rebates	554,901	371,365
Deposits and prepayments	231,660	230,094
Fixed assets	380,018	395,999
Right of use assets	314,596	406,673
Capitalised development costs	2,780,538	945,821
Other assets	286,598	79,626
Group assets	9,234,881	8,554,930
Liabilities
Total reportable segment liabilities	(526,761)	(564,445)
Trade and other payables	(1,829,301)	(1,031,933)
Borrowings	(301,600)	(308,100)
Provisions	(118,112)	(318,598)
Accrued expenses	(1,051,406)	(763,953)
Lease liabilities	(417,744)	(450,416)
Group liabilities	(4,244,924)	(3,437,445)